Property and Equipment Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	June 30, 2020
Furniture and fixtures	36,960	10,000
Computer equipment and software	100,519	54,052
Total cost	137,479	64,052
Accumulated depreciation	36,889	18,744
Property and equipment net	$100,590	$45,308